Property and equipment, net, detail (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 27,198
Additions in property and equipment	149	$ 58
Property and Equipment, Ending Balance	27,347
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(5,494)
Depreciation for the year	(224)
Accumulated Depreciation, Property and Equipment, Ending Balance	(5,718)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	21,704
Additions in property and equipment	149	$ 58
Depreciation for the year	(224)
Property And Equipment Net, Ending Balance	$ 21,629